Shareholders’ Equity (Deficit)	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
Shareholders’ Equity (Deficit)

10 Shareholders’ Equity (Deficit)

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on 28 July 2016. The authorized share capital of the Company is US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, with par value US$0.001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share.

The Company issued 13,403,750 Class A Ordinary Shares and 12,078,250 Class B Ordinary Shares as of 30 June 2023.

On 8 May 2022, the Company issue an aggregate of 8,821,500 Class A Ordinary Shares, comprising (i) 2,907,750 Class A Ordinary Shares issued to three persons pursuant to the capitalization of a shareholder loan of S$6,500,000, and (ii) 5,913,750 Class A Ordinary Shares issued to four investors for a total consideration of S$13,200,000 pursuant to a share subscription agreement.

On January 18, 2023, the Company purchased 4,026,000 Class A Ordinary Shares at $1.70 (S$2.24) per share price at an aggregate purchase price of $6,848,273 (S$9,000,000) from an investor (the “Ex-investor”) which have been subsequently cancelled and are available for re-issue. The purchase price was agreed mutually between the Company and the Ex-investor on the same date the legal settlement entered, which is considered at its fair value given the share issuance price of the new Class A Ordinary Shares issued subsequently on April 18, 2023.

On April 18, 2023, the Company had issued 556,250 Class A Ordinary Shares at S$2.25 per share to two investors for a total consideration of $937,031 ($1,250,000). The Company incurred the incremental cost in connection to such Ordinary Shares issuance cost amounted $74,988, which was deducted from the funds received.

The Company issued 22,413,462 Class A Ordinary Shares and 12,078,250 Class B Ordinary Shares as of 30 June 2024.

During the period from August 2023 to January 2024, the Company had issued a total of 996,000 Class A Ordinary Shares of a nominal or par value of US$0.000004 each at S$2.35 per share to eight investors for a total consideration of $1,724,073 (S$2,344,843). The Company had received the consideration in full.

In February 2024, the Company issued an aggregate of 5,272,000 Class A Ordinary Shares of a nominal or par value of US$0.000004 each, comprising (i) 4,162,250 Class A Ordinary Shares of a nominal or par value of US$0.000004 each issued to 5 advisors of the Company in consideration for services provided to the Company pursuant to various agreements. The Company recorded share-based compensation of $7,200,064 in its consolidated statements of operations and comprehensive loss; and (ii) 1,109,750 Class A Ordinary Shares of a nominal or par value of US$0.000004 each issued to certain employees of the Company pursuant to the Incentive Plan. The Company recorded share-based compensation of $1,919,700 in its consolidated statements of operations and comprehensive loss As of June 30, 2024, there was no outstanding stock options granted under the Incentive Plan.

On February 19, 2024, the Company completed the sub-division of the issued Class A and Class B Ordinary Shares of a nominal or par value of $0.001 each in the capital of the Company into 250 ordinary shares of a nominal or par value of $0.000004 each. Before the subdivision, the Company’s ordinary shares issued and outstanding was 78,687 Class A Ordinary Shares and 48,313 Class B Ordinary Shares. After the subdivision, the Company’s ordinary shares issued and outstanding was 19,671,750 Class A Ordinary Shares and 12,078,250 Class B Ordinary Shares.

On April 9, 2024, the Company entered into an underwriting agreement with Network 1 Financial Securities Inc. (the “Underwriter”) who is acting as an underwriter of the Company. The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO. The warrants are exercisable following the date of commencement of sales of the offering and for a period of five years thereafter, in whole or in part.

On April 12, 2024, the Company completed its initial public offering in which the Company issued and sold an aggregate of 2,587,000 Class A Ordinary Shares of a nominal or par value of US$0.000004 each, which includes 337,500 Class A Ordinary Shares subject to the over-allotment option being exercised by the Underwriter, at a price of $4.00 per Class A Ordinary Shares.

On April 19, 2024, the Underwriter exercised fully its warrants on a cashless basis, pursuant to the underwriting agreement signed on April 12, 2024. The Company issued an aggregate of 154,212 Class A Ordinary Shares of a nominal or par value of US$0.000004 each upon the exercise of warrants. There was no outstanding warrant as of June 30, 2024.